Stock Based Compensation (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Number of Shares issued			1,662,941
Expense recorded	$ 95,000	$ 719,000	$ 997,765
Employees [Member]
Number of Shares issued			1,398,333
Expense recorded			$ 839,000
Advisors [Member]
Number of Shares issued			100,000
Expense recorded			$ 60,000
Independent Contractors [Member]
Number of Shares issued			164,608
Expense recorded			$ 98,765